Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000254859 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254859 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254859 | iShares MSCI Taiwan ETF__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254859 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254859 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254859 | Meituan__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254859 | China Construction Bank Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254859 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254859 | Ping An Insurance Group Co. of China Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254859 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254859 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254859 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254859 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254859 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254859 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254859 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254859 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254859 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254859 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000254859 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000254859 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000254859 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000254859 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254859 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000254857 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254857 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254857 | iShares MSCI Taiwan ETF__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254857 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254857 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254857 | Meituan__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254857 | China Construction Bank Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254857 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254857 | Ping An Insurance Group Co. of China Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254857 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254857 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254857 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254857 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254857 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254857 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254857 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254857 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000254857 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000254857 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000254857 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000254857 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254857 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000254858 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254858 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254858 | iShares MSCI Taiwan ETF__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254858 | Xiaomi Corp.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254858 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254858 | Meituan__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254858 | China Construction Bank Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254858 | Reliance Industries Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254858 | Ping An Insurance Group Co. of China Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254858 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254858 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254858 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254858 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254858 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254858 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254858 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254858 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254858 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254858 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000254858 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000254858 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000254858 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000254858 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254858 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163584 | Alvogen Pharma U.S., Inc._12.892_6/30/2025
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163584 | Allen Media LLC_10.892_2/10/2027
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163584 | Gen Digital, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163584 | Carestream Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163584 | Natel Engineering Co., Inc._0.000_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163584 | Focus Financial Partners LLC_7.57384_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163584 | Women's Care Enterprises LLC_12.64075_1/12/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | Lifescan Global Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | Teneo Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | City Brewing Co. LLC_8.06359_4/5/2028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163584 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163584 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163584 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163584 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163584 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163584 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163584 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163584 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163584 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163584 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000163584 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163584 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163584 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | Alvogen Pharma U.S., Inc._12.892_6/30/2025
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163585 | Allen Media LLC_10.892_2/10/2027
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163585 | Gen Digital, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163585 | Carestream Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163585 | Natel Engineering Co., Inc._0.000_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163585 | Focus Financial Partners LLC_7.57384_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163585 | Women's Care Enterprises LLC_12.64075_1/12/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | Lifescan Global Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | Teneo Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | City Brewing Co. LLC_8.06359_4/5/2028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163585 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163585 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163585 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163585 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163585 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163585 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163585 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163585 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163585 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163585 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000163585 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163585 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | Alvogen Pharma U.S., Inc._12.892_6/30/2025
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163587 | Allen Media LLC_10.892_2/10/2027
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163587 | Gen Digital, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163587 | Carestream Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163587 | Natel Engineering Co., Inc._0.000_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163587 | Focus Financial Partners LLC_7.57384_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163587 | Women's Care Enterprises LLC_12.64075_1/12/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | Lifescan Global Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | Teneo Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | City Brewing Co. LLC_8.06359_4/5/2028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163587 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163587 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163587 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163587 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163587 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163587 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163587 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163587 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163587 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163587 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000163587 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163587 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | Alvogen Pharma U.S., Inc._12.892_6/30/2025
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163586 | Allen Media LLC_10.892_2/10/2027
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163586 | Gen Digital, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163586 | Carestream Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163586 | Natel Engineering Co., Inc._0.000_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163586 | Focus Financial Partners LLC_7.57384_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163586 | Women's Care Enterprises LLC_12.64075_1/12/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | Lifescan Global Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | Teneo Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | City Brewing Co. LLC_8.06359_4/5/2028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163586 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163586 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163586 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163586 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163586 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163586 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163586 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163586 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163586 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000163586 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163586 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | Alvogen Pharma U.S., Inc._12.892_6/30/2025
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163588 | Allen Media LLC_10.892_2/10/2027
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163588 | Gen Digital, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163588 | Carestream Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163588 | Natel Engineering Co., Inc._0.000_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163588 | Focus Financial Partners LLC_7.57384_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163588 | Women's Care Enterprises LLC_12.64075_1/12/2029
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | Lifescan Global Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | Teneo Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | City Brewing Co. LLC_8.06359_4/5/2028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163588 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163588 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163588 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163588 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163588 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163588 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163588 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163588 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163588 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163588 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000163588 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163588 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163588 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254865 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254865 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	9.30%
C000254865 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254865 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254865 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254865 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254865 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254865 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254865 | Wolters Kluwer NV__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254865 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254865 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000254865 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254865 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000254865 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254865 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254865 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000254865 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000254865 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000254865 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254865 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254865 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254865 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254863 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254863 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	9.30%
C000254863 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254863 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254863 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254863 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254863 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254863 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254863 | Wolters Kluwer NV__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254863 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000254863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000254863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000254863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000254863 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000254863 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254863 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254863 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254864 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254864 | SAP SE__
Holdings [Line Items]
Percent of Total Investments	9.30%
C000254864 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254864 | Constellation Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254864 | EssilorLuxottica SA__
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254864 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254864 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254864 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254864 | Wolters Kluwer NV__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254864 | Hermes International SCA__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000254864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000254864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000254864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000254864 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000254864 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254864 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254864 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254862 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254862 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254862 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254862 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254862 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254862 | VeriSign, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254862 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254862 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254862 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254862 | Beiersdorf AG__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000254862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000254862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000254862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000254862 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000254862 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254862 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000254861 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254861 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254861 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254861 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254861 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254861 | VeriSign, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254861 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254861 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254861 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254861 | Beiersdorf AG__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000254861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000254861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000254861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000254861 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000254861 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254861 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000254860 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254860 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254860 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254860 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254860 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254860 | VeriSign, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254860 | Intuit, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254860 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254860 | Autodesk, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254860 | Beiersdorf AG__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000254860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000254860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000254860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000254860 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000254860 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254860 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000096903 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096903 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096903 | QVC, Inc._6.875_4/15/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | AMN Healthcare, Inc._4.625_10/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Viridien_8.750_4/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | SeaWorld Parks & Entertainment, Inc._5.250_8/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | TTM Technologies, Inc._4.000_3/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096903 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096903 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096903 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000096903 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096903 | United States
Holdings [Line Items]
Percent of Total Investments	69.70%
C000096903 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096903 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096903 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000096903 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000096903 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096903 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096903 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096903 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096904 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096904 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096904 | QVC, Inc._6.875_4/15/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | AMN Healthcare, Inc._4.625_10/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Viridien_8.750_4/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | SeaWorld Parks & Entertainment, Inc._5.250_8/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | TTM Technologies, Inc._4.000_3/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096904 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096904 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096904 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000096904 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096904 | United States
Holdings [Line Items]
Percent of Total Investments	69.70%
C000096904 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096904 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096904 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000096904 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000096904 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096904 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096904 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096904 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096907 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096907 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096907 | QVC, Inc._6.875_4/15/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | AMN Healthcare, Inc._4.625_10/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Viridien_8.750_4/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | SeaWorld Parks & Entertainment, Inc._5.250_8/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | TTM Technologies, Inc._4.000_3/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096907 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096907 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096907 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000096907 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096907 | United States
Holdings [Line Items]
Percent of Total Investments	69.70%
C000096907 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096907 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096907 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000096907 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000096907 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096907 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096907 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096907 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096905 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096905 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096905 | QVC, Inc._6.875_4/15/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | AMN Healthcare, Inc._4.625_10/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Viridien_8.750_4/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | SeaWorld Parks & Entertainment, Inc._5.250_8/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | TTM Technologies, Inc._4.000_3/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096905 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096905 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096905 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000096905 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096905 | United States
Holdings [Line Items]
Percent of Total Investments	69.70%
C000096905 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096905 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096905 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000096905 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000096905 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096905 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096905 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096905 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096906 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096906 | Samhallsbyggnadsbolaget I Norden Holding AB_2.250_7/12/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096906 | QVC, Inc._6.875_4/15/2029
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | AMN Healthcare, Inc._4.625_10/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Viridien_8.750_4/1/2027
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Paratus Energy Services Ltd._9.500_6/27/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | SeaWorld Parks & Entertainment, Inc._5.250_8/15/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | TTM Technologies, Inc._4.000_3/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | France
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096906 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096906 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.30%
C000096906 | Norway
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096906 | United States
Holdings [Line Items]
Percent of Total Investments	69.70%
C000096906 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096906 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096906 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000096906 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000096906 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096906 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096906 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096906 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114555 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114555 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114555 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114555 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114555 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114555 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114555 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114555 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114555 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114555 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114555 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114555 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114555 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114555 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114555 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000114555 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114555 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114555 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114555 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114555 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000114555 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000114555 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114555 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000114555 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114556 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114556 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114556 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114556 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114556 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114556 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114556 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114556 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114556 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114556 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114556 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114556 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000114556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000114556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000114556 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114556 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000114556 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114559 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114559 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114559 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114559 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114559 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114559 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114559 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114559 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114559 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114559 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114559 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114559 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114559 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114559 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114559 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000114559 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114559 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114559 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000114559 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000114559 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114559 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000114559 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114558 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114558 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114558 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114558 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114558 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114558 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114558 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114558 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114558 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114558 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000114558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000114558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000114558 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114558 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114558 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000114558 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222816 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222816 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222816 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222816 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000222816 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222816 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222816 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222816 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222816 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222816 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000222816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000222816 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222816 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222816 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000222816 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114557 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.40%
C000114557 | Nintendo Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114557 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114557 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114557 | Air Products & Chemicals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114557 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114557 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114557 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114557 | Lowe's Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114557 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114557 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000114557 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000114557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000114557 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114557 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000114557 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%